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Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2001

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This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2001

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 1,527,137	$ 162,390	$ 1,197,458	$ 1,542,655	$ 199,446	$ 705,389	$ 675,039
Receivable from FILI	12	0	0	0	0	8	5
Total Assets	1,527,149	162,390	1,197,458	1,542,655	199,446	705,397	675,044
Liabilities:
Payable to FILI	0	9	44	9	11	0	0
Total net assets	$ 1,527,149	$ 162,381	$ 1,197,414	$ 1,542,646	$ 199,435	$ 705,397	$ 675,044
Net Assets:
Accumulation reserves	$ 1,437,160	$ 132,950	$ 1,054,419	$ 1,419,043	$ 186,857	$ 569,517	$ 572,936
Annuity reserves	89,989	29,431	142,995	123,603	12,578	135,880	102,108
Total net assets	$ 1,527,149	$ 162,381	$ 1,197,414	$ 1,542,646	$ 199,435	$ 705,397	$ 675,044
Units outstanding	80,364	8,173	25,681	26,518	8,541	29,934	23,886
Unit value (accumulation)	$ 19.008514	$ 19.886674	$ 46.654507	$ 58.196121	$ 23.357914	$ 23.587346	$ 28.280809
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Assets:
Investments at market value	$ 928,542	$ 243,068	$ 1,291,612	$ 128,577	$ 362,034	$ 127,365	$ 479,101
Receivable from FILI	5	0	0	0	3	0	0
Total Assets	928,547	243,068	1,291,612	128,577	362,037	127,365	479,101
Liabilities:
Payable to FILI	0	10	12	1	0	1	0
Total net assets	$ 928,547	$ 243,058	$ 1,291,600	$ 128,576	$ 362,037	$ 127,364	$ 479,101
Net Assets:
Accumulation reserves	$ 813,949	$ 202,918	$ 1,169,129	$ 87,702	$ 294,767	$ 115,728	$ 400,896
Annuity reserves	114,598	40,140	122,471	40,874	67,270	11,636	78,205
Total net assets	$ 928,547	$ 243,058	$ 1,291,600	$ 128,576	$ 362,037	$ 127,364	$ 479,101
Units outstanding	31,347	12,742	49,247	9,581	23,727	11,295	44,539
Unit value (accumulation)	$ 29.638938	$ 19.091796	$ 26.239041	$ 13.441455	$ 15.272833	$ 11.281487	$ 10.762472
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Assets:
Investments at market value	$ 6,751	$ 36,901	$ 8,779	$ 52,999	$ 23,808	$ 6,830	$ 4,701
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	6,751	36,901	8,779	52,999	23,808	6,830	4,701
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 6,751	$ 36,901	$ 8,779	$ 52,999	$ 23,808	$ 6,830	$ 4,701
Net Assets:
Accumulation reserves	$ 6,156	$ 32,674	$ 7,878	$ 47,837	$ 21,463	$ 5,707	$ 4,228
Annuity reserves	595	4,227	901	5,162	2,345	1,123	473
Total net assets	6,751	36,901	8,779	52,999	23,808	6,830	4,701
Units outstanding	777	3,900	936	5,214	2,444	675	480
Unit value (accumulation)	$ 8.684980	$ 9.463743	$ 9.375755	$ 10.165070	$ 9.744088	$ 10.116741	$ 9.785084
	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Assets:
Investments at market value	$ 27,827	$ 10,881	$ 26,029	$ 11,067	$ 96,029	$ 405,301	$ 302,027
Receivable from FILI	0	0	0	0	0	1	2
Total Assets	27,827	10,881	26,029	11,067	96,029	405,302	302,029
Liabilities:
Payable to FILI	0	0	1	0	0	0	0
Total net assets	$ 27,827	$ 10,881	$ 26,028	$ 11,067	$ 96,029	$ 405,302	$ 302,029
Net Assets:
Accumulation reserves	$ 26,707	$ 9,184	$ 22,853	$ 9,610	$ 87,609	$ 351,094	$ 253,583
Annuity reserves	1,120	1,697	3,175	1,457	8,420	54,208	48,446
Total net assets	$ 27,827	$ 10,881	$ 26,028	$ 11,067	$ 96,029	$ 405,302	$ 302,029
Units outstanding	3,390	945	2,144	1,204	9,187	21,623	16,878
Unit value (accumulation)	$ 8.210851	$ 11.527943	$ 12.149142	$ 9.199539	$ 10.456936	$ 18.755969	$ 17.909615
(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 375,082	$ 272,002	$ 158,957	$ 127,060	$ 72,334	$ 16,395	$ 16,983
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	375,082	272,002	158,957	127,060	72,334	16,395	16,983
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 375,082	$ 272,002	$ 158,957	$ 127,060	$ 72,334	$ 16,395	$ 16,983
Net Assets:
Accumulation reserves	$ 355,698	$ 251,529	$ 145,150	$ 113,350	$ 64,110	$ 15,107	$ 15,631
Annuity reserves	19,384	20,473	13,807	13,710	8,224	1,288	1,352
Total net assets	$ 375,082	$ 272,002	$ 158,957	$ 127,060	$ 72,334	$ 16,395	$ 16,983
Units outstanding	32,181	17,024	11,122	8,229	6,492	1,840	1,699
Unit value (accumulation)	$ 11.658292	$ 15.983617	$ 14.298737	$ 15.448644	$ 11.147229	$ 8.912959	$ 10.001788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2001

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Income:
Dividends	$ 59,532	$ 23,418	$ 19,064	$ 1,430	$ 13,634	$ 14,972	$ 28,633
Expenses:
Mortality and expense risk charges	11,142	1,331	8,751	12,836	1,797	3,732	5,097
Administrative and other charges	1,106	155	896	1,244	166	469	546
Net investment income (loss)	47,284	21,932	9,417	(12,650)	11,671	10,771	22,990
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(2,644)	7,165	62,625	(5,740)	5,552	(1,147)
Realized gain distributions	0	0	53,560	134,432	21,551	0	10,737
Net realized gain (loss) on investments	0	(2,644)	60,725	197,057	15,811	5,552	9,590
Unrealized appreciation (depreciation)	0	(43,596)	(143,674)	(570,301)	(88,399)	13,558	(68,317)
Net increase (decrease) in net assets from operations	$ 47,284	$ (24,308)	$ (73,532)	$ (385,894)	$ (60,917)	$ 29,881	$ (35,737)
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Income:
Dividends	$ 11,437	$ 7,567	$ 11,671	$ 3,607	$ 5,103	$ 552	$ 0
Expenses:
Mortality and expense risk charges	7,228	1,888	10,380	822	2,776	1,020	3,585
Administrative and other charges	764	221	1,027	128	335	99	440
Net investment income (loss)	3,445	5,458	264	2,657	1,992	(567)	(4,025)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	35,747	(1,723)	54,906	250	(900)	(4,660)	3,119
Realized gain distributions	0	9,120	41,190	0	16,384	0	0
Net realized gain (loss) on investments	35,747	7,397	96,096	250	15,484	(4,660)	3,119
Unrealized appreciation (depreciation)	(181,525)	(36,429)	(310,041)	(5,146)	(57,222)	(19,429)	(23,033)
Net increase (decrease) in net assets from operations	$ (142,333)	$ (23,574)	$ (213,681)	$ (2,239)	$ (39,746)	$ (24,656)	$ (23,939)
	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth*	VIP IV - Technology*	VIP IV - Natural Resources*	VIP IV - Health Care*	VIP IV - Financial Services*	VIP IV - Cyclical Industries*	VIP IV - Consumer Industries*
Income:
Dividends	$ 7	$ 0	$ 9	$ 0	$ 48	$ 0	$ 0
Expenses:
Mortality and expense risk charges	11	51	18	99	40	8	9
Administrative and other charges	9	49	20	58	18	7	3
Net investment income (loss)	(13)	(100)	(29)	(157)	(10)	(15)	(12)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3	271	(11)	93	43	19	14
Realized gain distributions	0	0	0	102	0	0	0
Net realized gain (loss) on investments	3	271	(11)	195	43	19	14
Unrealized appreciation (depreciation)	(247)	1,065	(122)	625	484	314	40
Net increase (decrease) in net assets from operations	$ (257)	$ 1,236	$ (162)	$ 663	$ 517	$ 318	$ 42

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations - continued

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Income:
Dividends	$ 0	$ 928	$ 277	$ 52	$ 0	$ 350	$ 739
Expenses:
Mortality and expense risk charges	227	65	186	75	1,061	2,426	1,937
Administrative and other charges	22	7	21	8	110	282	228
Net investment income (loss)	(249)	856	70	(31)	(1,171)	(2,358)	(1,426)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,874)	(75)	(222)	(211)	(51,557)	3,944	1,150
Realized gain distributions	0	0	0	0	0	6,398	2,726
Net realized gain (loss) on investments	(3,874)	(75)	(222)	(211)	(51,557)	10,342	3,876
Unrealized appreciation (depreciation)	861	(196)	(2,006)	(1,947)	(43,822)	2,568	(22,052)
Net increase (decrease) in net assets from operations	$ (3,262)	$ 585	$ (2,158)	$ (2,189)	$ (96,550)	$ 10,552	$ (19,602)
	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 0	$ 0	$ 0	$ 455	$ 0	$ 0	$ 0
Expenses:
Mortality and expense risk charges	4,139	2,797	1,590	829	542	149	164
Administrative and other charges	389	279	165	91	57	15	18
Net investment income (loss)	(4,528)	(3,076)	(1,755)	(465)	(599)	(164)	(182)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(106,485)	29,674	(9,616)	(392)	(5,578)	(1,978)	(3,097)
Realized gain distributions	219,231	96,307	0	18,545	0	0	0
Net realized gain (loss) on investments	112,746	125,981	(9,616)	18,153	(5,578)	(1,978)	(3,097)
Unrealized appreciation (depreciation)	(612,794)	(326,097)	(79,834)	(24,367)	(11,586)	(3,511)	(5,841)
Net increase (decrease) in net assets from operations	$ (504,576)	$ (203,192)	$ (91,205)	$ (6,679)	$ (17,763)	$ (5,653)	$ (9,120)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2001 and 2000

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 47,284	$ 63,662	$ 21,932	$ 14,649	$ 9,417	$ 11,957	$ (12,650)	$ (16,970)
Net realized gain (loss) on investments	0	0	(2,644)	(7,711)	60,725	184,767	197,057	334,777
Unrealized appreciation (depreciation)	0	0	(43,596)	(58,588)	(143,674)	(133,035)	(570,301)	(603,626)
Net increase (decrease) in net assets from operations	47,284	63,662	(24,308)	(51,650)	(73,532)	63,689	(385,894)	(285,819)
Contract Transactions:
Payments received from contract owners	1,088,158	1,744,176	6,935	7,106	66,516	10,917	60,203	54,486
Transfers between sub-accounts and the fixed account, net	(558,447)	(1,344,298)	21,138	(32,294)	138,503	(222,247)	(141,572)	162,193
Contract benefits	(8,539)	(4,719)	(2,504)	(3,440)	(14,059)	(9,729)	(13,632)	(12,575)
Contract terminations	(330,023)	(205,336)	(9,314)	(10,977)	(65,170)	(65,993)	(78,682)	(91,590)
Contract maintenance charges	(83)	(51)	(14)	(14)	(133)	(128)	(251)	(255)
Other transfers (to) from FILI, net	498	67	(12)	(12)	108	(61)	503	80
Net increase (decrease) in net assets from contract transactions	191,564	189,839	16,229	(39,631)	125,765	(287,241)	(173,431)	112,339
Total increase (decrease) in net assets	238,848	253,501	(8,079)	(91,281)	52,233	(223,552)	(559,325)	(173,480)
Net Assets:
Beginning of period	1,288,301	1,034,800	170,460	261,741	1,145,181	1,368,733	2,101,971	2,275,451
End of period	$ 1,527,149	$ 1,288,301	$ 162,381	$ 170,460	$ 1,197,414	$ 1,145,181	$ 1,542,646	$ 2,101,971
Units Issued, Transferred and Redeemed:
Beginning balance	70,059	59,332	7,509	8,864	23,149	29,751	29,512	28,207
Units issued	60,716	107,182	332	254	1,439	239	1,013	673
Units transferred	(30,428)	(80,577)	899	(1,017)	2,817	(4,904)	(2,470)	2,148
Units redeemed	(19,983)	(15,878)	(567)	(592)	(1,724)	(1,937)	(1,537)	(1,516)
Ending balance	80,364	70,059	8,173	7,509	25,681	23,149	26,518	29,512
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 11,671	$ 2,410	$ 10,771	$ 10,817	$ 22,990	$ 18,580	$ 3,445	$ 2,987
Net realized gain (loss) on investments	15,811	66,233	5,552	(76)	9,590	70,881	35,747	120,400
Unrealized appreciation (depreciation)	(88,399)	(148,750)	13,558	7,953	(68,317)	(125,624)	(181,525)	(250,911)
Net increase (decrease) in net assets from operations	(60,917)	(80,107)	29,881	18,694	(35,737)	(36,163)	(142,333)	(127,524)
Contract Transactions:
Payments received from contract owners	6,085	11,045	51,578	5,395	21,712	9,440	38,800	26,236
Transfers between sub-accounts and the fixed account, net	(34,453)	8,745	410,474	52,227	28,741	(1,016)	11,240	(84,116)
Contract benefits	(1,796)	(1,498)	(7,165)	(2,048)	(11,057)	(7,251)	(10,216)	(9,588)
Contract terminations	(11,350)	(15,818)	(36,210)	(14,900)	(46,791)	(48,610)	(47,576)	(48,358)
Contract maintenance charges	(31)	(34)	(26)	(9)	(89)	(94)	(122)	(125)
Other transfers (to) from FILI, net	62	(4)	122	4	52	(13)	160	(2)
Net increase (decrease) in net assets from contract transactions	(41,483)	2,436	418,773	40,669	(7,342)	(47,544)	(7,714)	(115,953)
Total increase (decrease) in net assets	(102,400)	(77,671)	448,654	59,363	(43,169)	(83,707)	(150,047)	(243,477)
Net Assets:
Beginning of period	301,835	379,506	256,743	197,380	718,213	801,920	1,078,594	1,322,071
End of period	$ 199,435	$ 301,835	$ 705,397	$ 256,743	$ 675,044	$ 718,213	$ 928,547	$ 1,078,594
Units Issued, Transferred and Redeemed:
Beginning balance	10,107	10,196	11,717	9,935	24,170	25,712	31,742	34,995
Units issued	246	316	2,252	261	787	307	1,287	714
Units transferred	(1,291)	171	17,888	2,402	1,033	282	259	(2,160)
Units redeemed	(521)	(576)	(1,923)	(881)	(2,104)	(2,131)	(1,941)	(1,807)
Ending balance	8,541	10,107	29,934	11,717	23,886	24,170	31,347	31,742
(In thousands)	Subaccounts Investing In:
	VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced		VIP III - Growth & Income
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 5,458	$ 4,192	$ 264	$ (8,293)	$ 2,657	$ 2,514	$ 1,992	$ 2,079
Net realized gain (loss) on investments	7,397	38,167	96,096	337,242	250	3,719	15,484	72,432
Unrealized appreciation (depreciation)	(36,429)	(86,114)	(310,041)	(462,036)	(5,146)	(11,870)	(57,222)	(99,715)
Net increase (decrease) in net assets from operations	(23,574)	(43,755)	(213,681)	(133,087)	(2,239)	(5,637)	(39,746)	(25,204)
Contract Transactions:
Payments received from contract owners	8,645	8,304	28,655	34,843	6,671	2,117	11,161	8,008
Transfers between sub-accounts and the fixed account, net	(6,476)	(10,786)	(90,338)	(90,447)	35,696	(15,962)	3,683	(133,533)
Contract benefits	(3,272)	(3,367)	(13,412)	(11,676)	(2,813)	(2,289)	(5,927)	(6,083)
Contract terminations	(14,658)	(16,319)	(65,743)	(67,088)	(6,725)	(3,962)	(18,481)	(20,031)
Contract maintenance charges	(37)	(39)	(208)	(216)	(9)	(8)	(57)	(60)
Other transfers (to) from FILI, net	53	28	131	(202)	29	(5)	38	(233)
Net increase (decrease) in net assets from contract transactions	(15,745)	(22,179)	(140,915)	(134,786)	32,849	(20,109)	(9,583)	(151,932)
Total increase (decrease) in net assets	(39,319)	(65,934)	(354,596)	(267,873)	30,610	(25,746)	(49,329)	(177,136)
Net Assets:
Beginning of period	282,377	348,311	1,646,196	1,914,069	97,966	123,712	411,366	588,502
End of period	$ 243,058	$ 282,377	$ 1,291,600	$ 1,646,196	$ 128,576	$ 97,966	$ 362,037	$ 411,366
Units Issued, Transferred and Redeemed:
Beginning balance	13,593	14,554	54,630	58,825	7,123	8,533	24,394	33,354
Units issued	451	362	1,092	1,094	505	150	733	468
Units transferred	(339)	(395)	(3,441)	(2,330)	2,696	(1,071)	208	(7,690)
Units redeemed	(963)	(928)	(3,034)	(2,959)	(743)	(489)	(1,608)	(1,738)
Ending balance	12,742	13,593	49,247	54,630	9,581	7,123	23,727	24,394
	Subaccounts Investing In:
	VIP III - Growth Opportunities		VIP III - Mid Cap		VIP IV - Telecommunications and Utilities Growth**	VIP IV - Technology**
	12/31/01	12/31/01	12/31/01	12/31/00*	12/31/01	12/31/01
Operations:
Net investment income (loss)	$ (567)	$ 1,666	$ (4,025)	$ 561	$ (13)	$ (100)
Net realized gain (loss) on investments	(4,660)	36,021	3,119	2,012	3	271
Unrealized appreciation (depreciation)	(19,429)	(79,761)	(23,033)	25,533	(247)	1,065
Net increase (decrease) in net assets from operations	(24,656)	(42,074)	(23,939)	28,106	(257)	1,236
Contract Transactions:
Payments received from contract owners	3,256	3,555	29,074	29,161	1,192	3,195
Transfers between sub-accounts and the fixed account, net	(10,568)	(109,225)	3,497	450,679	5,827	32,597
Contract benefits	(1,432)	(2,001)	(5,612)	(1,137)	(8)	(40)
Contract terminations	(5,968)	(10,950)	(25,869)	(4,865)	(1)	(89)
Contract maintenance charges	(25)	(30)	(50)	(8)	0	(1)
Other transfers (to) from FILI, net	26	(4)	24	40	(2)	3
Net increase (decrease) in net assets from contract transactions	(14,711)	(118,655)	1,064	473,870	7,008	35,665
Total increase (decrease) in net assets	(39,367)	(160,729)	(22,875)	501,976	6,751	36,901
Net Assets:
Beginning of period	166,731	327,460	501,976	0	0	0
End of period	$ 127,364	$ 166,731	$ 479,101	$ 501,976	$ 6,751	$ 36,901
Units Issued, Transferred and Redeemed:
Beginning balance	12,550	20,273	44,790	0	0	0
Units issued	279	237	2,827	2,753	137	354
Units transferred	(891)	(6,954)	45	42,701	641	3,560
Units redeemed	(643)	(1,006)	(3,123)	(664)	(1)	(14)
Ending balance	11,295	12,550	44,539	44,790	777	3,900

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

** For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2001 and 2000

(In thousands)		Subaccounts Investing In:
VIP IV - Natural Resources**		VIP IV - Health Care**	VIP IV - Financial Services**	VIP IV - Cyclical Industries**
	12/31/01	12/31/01	12/31/01	12/31/01
Operations:
Net investment income (loss)	$ (29)	$ (157)	$ (10)	$ (15)
Net realized gain (loss) on investments	(11)	195	43	19
Unrealized appreciation (depreciation)	(122)	625	484	314
Net increase (decrease) in net assets from operations	(162)	663	517	318
Contract Transactions:
Payments received from contract owners	429	4,380	1,833	269
Transfers between sub-accounts and the fixed account, net	8,626	48,274	21,596	6,262
Contract benefits	(10)	(98)	(38)	(8)
Contract terminations	(114)	(228)	(98)	(11)
Contract maintenance charges	0	(1)	0	0
Other transfers (to) from FILI, net	10	9	(2)	0
Net increase (decrease) in net assets from contract transactions	8,941	52,336	23,291	6,512
Total increase (decrease) in net assets	8,779	52,999	23,808	6,830
Net Assets:
Beginning of period	0	0	0	0
End of period	$ 8,779	$ 52,999	$ 23,808	$ 6,830
Units Issued, Transferred and Redeemed:
Beginning balance	0	0	0	0
Units issued	47	437	195	29
Units transferred	903	4,809	2,264	648
Units redeemed	(14)	(32)	(15)	(2)
Ending balance	936	5,214	2,444	675
Subaccounts Investing In:
VIP IV - Consumer Industries**		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/01	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (12)	$ (249)	$ (570)	$ 856	$ 673	$ 70	$ 209
Net realized gain (loss) on investments	14	(3,874)	16,520	(75)	140	(222)	952
Unrealized appreciation (depreciation)	40	861	(45,675)	(196)	(441)	(2,006)	294
Net increase (decrease) in net assets from operations	42	(3,262)	(29,725)	585	372	(2,158)	1,455
Contract Transactions:
Payments received from contract owners	269	696	4,287	208	263	1,941	672
Transfers between sub-accounts and the fixed account, net	4,416	(4,070)	(973)	3,557	3,634	10,185	259
Contract benefits	(9)	(125)	(272)	(77)	(24)	(234)	(120)
Contract terminations	(19)	(1,182)	(2,426)	(997)	(49)	(1,768)	(417)
Contract maintenance charges	0	(4)	(4)	(1)	0	(2)	(1)
Other transfers (to) from FILI, net	2	0	(9)	2	1	2	0
Net increase (decrease) in net assets from contract transactions	4,659	(4,685)	603	2,692	3,825	10,124	393
Total increase (decrease) in net assets	4,701	(7,947)	(29,122)	3,277	4,197	7,966	1,848
Net Assets:
Beginning of period	0	35,774	64,896	7,604	3,407	18,062	16,214
End of period	$ 4,701	$ 27,827	$ 35,774	$ 10,881	$ 7,604	$ 26,028	$ 18,062
Units Issued, Transferred and Redeemed:
Beginning balance	0	4,042	4,421	721	357	1,371	1,361
Units issued	28	81	300	19	26	156	56
Units transferred	455	(564)	(438)	305	348	787	7
Units redeemed	(3)	(169)	(241)	(100)	(10)	(170)	(53)
Ending balance	480	3,390	4,042	945	721	2,144	1,371

** For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2001 and 2000

(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		PBHG - Growth II		PBHG - Small Cap Value		PBHG - Select Value
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (31)	$ (20)	$ (1,171)	$ (2,404)	$ (2,358)	$ (1,020)	$ (1,426)	$ (153)
Net realized gain (loss) on investments	(211)	754	(51,557)	33,648	10,342	18,364	3,876	9,100
Unrealized appreciation (depreciation)	(1,947)	(2,540)	(43,822)	(135,940)	2,568	5,516	(22,052)	193
Net increase (decrease) in net assets from operations	(2,189)	(1,806)	(96,550)	(104,696)	10,552	22,860	(19,602)	9,140
Contract Transactions:
Payments received from contract owners	360	552	2,617	17,059	18,687	10,966	20,865	4,582
Transfers between sub-accounts and the fixed account, net	2,178	668	(62,115)	232,708	139,624	184,470	212,438	54,665
Contract benefits	(80)	(195)	(1,996)	(1,268)	(3,197)	(649)	(2,611)	(324)
Contract terminations	(659)	(934)	(7,417)	(7,309)	(14,690)	(4,736)	(11,198)	(2,265)
Contract maintenance charges	(1)	(1)	(19)	(15)	(26)	(6)	(22)	(3)
Other transfers (to) from FILI, net	(7)	(6)	(24)	65	61	12	43	3
Net increase (decrease) in net assets from contract transactions	1,791	84	(68,954)	241,240	140,459	190,057	219,515	56,658
Total increase (decrease) in net assets	(398)	(1,722)	(165,504)	136,544	151,011	212,917	199,913	65,798
Net Assets:
Beginning of period	11,465	13,187	261,533	124,989	254,291	41,374	102,116	36,318
End of period	$ 11,067	$ 11,465	$ 96,029	$ 261,533	$ 405,302	$ 254,291	$ 302,029	$ 102,116
Units Issued, Transferred and Redeemed:
Beginning balance	998	997	14,773	5,835	14,270	3,134	5,756	2,393
Units issued	36	45	211	709	1,071	654	1,130	282
Units transferred	242	55	(4,946)	8,634	7,346	10,828	10,798	3,250
Units redeemed	(72)	(99)	(851)	(405)	(1,064)	(346)	(806)	(169)
Ending balance	1,204	998	9,187	14,773	21,623	14,270	16,878	5,756
	Subaccounts Investing In:
	PBHG - Technology & Communications		PBHG - Select 20		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (4,528)	$ (15,462)	$ (3,076)	$ (6,661)	$ (1,755)	$ (3,148)	$ (465)	$ (396)
Net realized gain (loss) on investments	112,746	643,412	125,981	120,308	(9,616)	50,368	18,153	13,831
Unrealized appreciation (depreciation)	(612,794)	(1,542,024)	(326,097)	(337,452)	(79,834)	(127,586)	(24,367)	(9,670)
Net increase (decrease) in net assets from operations	(504,576)	(914,074)	(203,192)	(223,805)	(91,205)	(80,366)	(6,679)	3,765
Contract Transactions:
Payments received from contract owners	14,263	107,470	6,196	30,863	4,545	25,687	6,946	3,931
Transfers between sub-accounts and the fixed account, net	(107,006)	430,217	(112,571)	161,457	(55,789)	137,718	44,387	30,771
Contract benefits	(3,617)	(7,861)	(3,735)	(4,620)	(1,708)	(2,222)	(933)	(512)
Contract terminations	(23,353)	(45,955)	(18,980)	(37,351)	(10,780)	(10,632)	(4,828)	(2,586)
Contract maintenance charges	(135)	(140)	(58)	(57)	(30)	(24)	(9)	(5)
Other transfers (to) from FILI, net	193	628	121	73	37	(27)	8	6
Net increase (decrease) in net assets from contract transactions	(119,655)	484,359	(129,027)	150,365	(63,725)	150,500	45,571	31,605
Total increase (decrease) in net assets	(624,231)	(429,715)	(332,219)	(73,440)	(154,930)	70,134	38,892	35,370
Net Assets:
Beginning of period	999,313	1,429,028	604,221	677,661	313,887	243,753	88,168	52,798
End of period	$ 375,082	$ 999,313	$ 272,002	$ 604,221	$ 158,957	$ 313,887	$ 127,060	$ 88,168
Units Issued, Transferred and Redeemed:
Beginning balance	40,551	33,289	23,943	20,275	15,080	9,891	5,454	3,452
Units issued	879	2,229	341	874	278	971	449	251
Units transferred	(7,441)	6,500	(5,995)	4,134	(3,474)	4,796	2,705	1,983
Units redeemed	(1,808)	(1,467)	(1,265)	(1,340)	(762)	(578)	(379)	(232)
Ending balance	32,181	40,551	17,024	23,943	11,122	15,080	8,229	5,454
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Post-Venture Capital
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (599)	$ (862)	$ (164)	$ (137)	$ (182)	$ (248)
Net realized gain (loss) on investments	(5,578)	31,382	(1,978)	4,705	(3,097)	6,206
Unrealized appreciation (depreciation)	(11,586)	(65,306)	(3,511)	(15,142)	(5,841)	(16,190)
Net increase (decrease) in net assets from operations	(17,763)	(34,786)	(5,653)	(10,574)	(9,120)	(10,232)
Contract Transactions:
Payments received from contract owners	1,877	8,139	401	2,949	707	3,069
Transfers between sub-accounts and the fixed account, net	(4,588)	81,803	(4,727)	16,355	(7,444)	29,861
Contract benefits	(582)	(508)	(105)	(122)	(166)	(139)
Contract terminations	(3,339)	(3,702)	(1,064)	(1,280)	(1,058)	(1,217)
Contract maintenance charges	(8)	(5)	(2)	(2)	(3)	(2)
Other transfers (to) from FILI, net	46	42	3	1	4	1
Net increase (decrease) in net assets from contract transactions	(6,594)	85,769	(5,494)	17,901	(7,960)	31,573
Total increase (decrease) in net assets	(24,357)	50,983	(11,147)	7,327	(17,080)	21,341
Net Assets:
Beginning of period	96,691	45,708	27,542	20,215	34,063	12,722
End of period	$ 72,334	$ 96,691	$ 16,395	$ 27,542	$ 16,983	$ 34,063
Units Issued, Transferred and Redeemed:
Beginning balance	7,229	2,775	2,383	1,285	2,413	724
Units issued	172	474	41	199	61	167
Units transferred	(552)	4,291	(464)	1,010	(666)	1,612
Units redeemed	(357)	(311)	(120)	(111)	(109)	(90)
Ending balance	6,492	7,229	1,840	2,383	1,699	2,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI), a wholly-owned subsidiary of FMR Corp, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

A contractholder may allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). In addition, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2001, FILI added seven new portfolios to the Account: VIP IV - Consumer Industries, VIP IV - Cyclical Industries, VIP IV - Financial Services, VIP IV - Healthcare, VIP IV - Natural Resources, VIP IV - Technology, and VIP IV - Telecommunications and Growth. In 2000, FILI added one new portfolio, VIP III - Mid Cap.

During 2001, the "Morgan Stanley Dean Witter Universal Funds" name was changed to "The Universal Institutional Funds" and the "Warburg Pincus Trust" name was changed to "Credit Suisse Trust". Also, the "UIF - Global Equity" name was changed to "UIF - Global Value Equity", the "CST - International Equity" name was changed to "CST - International Focus", and the "CST - Small Company Growth" name was changed to "CST - Small Cap Growth".

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

A revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," is effective for fiscal years beginning after December 15, 2000. The adoption of the new requirements of the guide did not have a material impact on the results of operations or financial position of the Account.

3. Expenses

FILI deducts a daily charge from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. FILI deducts a daily administrative charge from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

FILI offers Retirement Reserves contract holders the opportunity to elect a death benefit rider. If elected, FILI deducts a quarterly charge of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once the annuitant reaches their 85th birthday.

Each of the seven portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days. FILI collects these fees on behalf of VIP IV, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2001 were 0.18% to 0.73% depending on the fund.

Annual Report

Notes to Financial Statements - continued

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the period ended December 31, 2001:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 1,100,899	$ 862,105
VIP - High Income	108,002	69,846
VIP - Equity-Income	241,248	52,539
VIP - Growth	217,229	268,976
VIP - Overseas	135,077	143,341
VIP II - Investment Grade Bond	577,242	147,718
VIP II - Asset Manager	92,703	66,454
VIP II - Index 500	126,565	130,905
VIP II - Asset Manager: Growth	39,834	41,003
VIP II - Contrafund	87,647	187,209
VIP III - Balanced	48,806	13,313
VIP III - Growth & Income	53,188	44,421
VIP III - Growth Opportunities	9,969	25,255
VIP III - Mid Cap	109,109	112,090
VIP IV - Telecommunications and Utilities Growth*	7,727	732
VIP IV - Technology*	36,802	1,237
VIP IV - Natural Resources*	10,766	1,853
VIP IV - Health Care*	53,530	1,249
VIP IV - Financial Services*	24,074	792
VIP IV - Cyclical Industries*	6,748	252
VIP IV - Consumer Industries*	5,107	460
UIF - Emerging Markets Equity	25,491	30,427
UIF - Emerging Markets Debt	16,890	13,343
UIF - Global Value Equity	19,140	8,946
UIF - International Magnum	10,249	8,490
PBHG - Growth II	23,225	93,361
PBHG - Small Cap Value	230,251	85,763
PBHG - Select Value	303,521	82,712
PBHG - Technology & Communications	365,152	270,162
PBHG - Select 20	110,420	146,257
SVIF - Mid Cap Growth Fund II	20,167	85,685
SVIF - Opportunity Fund II	79,574	15,927
CST - Small Cap Growth	23,432	30,630
CST - International Focus	10,405	16,065
CST - Global Post-Venture Capital	3,548	11,703

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2001:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	1,527,137	$ 1,527,137	$ 1.00
VIP - High Income	25,334	291,725	6.41
VIP - Equity-Income	52,636	1,159,658	22.75
VIP - Growth	45,899	1,845,842	33.61
VIP - Overseas	14,369	325,882	13.88
VIP II - Investment Grade Bond	54,597	691,742	12.92
VIP II - Asset Manager	46,522	739,252	14.51
VIP II - Index 500	7,139	925,115	130.07
VIP II - Asset Manager: Growth	19,353	294,309	12.56
VIP II - Contrafund	64,164	1,278,635	20.13
VIP III - Balanced	9,372	141,460	13.72
VIP III - Growth & Income	27,448	419,692	13.19
VIP III - Growth Opportunities	8,418	170,829	15.13
VIP III - Mid Cap	24,444	476,601	19.60
VIP IV - Telecommunications and Utilities Growth	785	6,998	8.60
VIP IV - Technology	3,917	35,836	9.42
VIP IV - Natural Resources	907	8,901	9.68
VIP IV - Health Care	5,201	52,374	10.19
VIP IV - Financial Services	2,470	23,325	9.64
VIP IV - Cyclical Industries	678	6,515	10.07
VIP IV - Consumer Industries	483	4,661	9.73
UIF - Emerging Markets Equity	4,197	57,044	6.63
UIF - Emerging Markets Debt	1,568	12,509	6.94
UIF - Global Value Equity	2,146	28,408	12.13
UIF - International Magnum	1,170	14,240	9.46
PBHG - Growth II	8,543	244,935	11.24
PBHG - Small Cap Value	21,826	392,200	18.57
PBHG - Select Value	18,644	322,106	16.20
PBHG - Technology & Communications	115,056	1,849,801	3.26
PBHG - Select 20	29,091	593,096	9.35
SVIF - Mid Cap Growth Fund II	9,704	298,397	16.38
SVIF - Opportunity Fund II	6,533	154,436	19.45
CST - Small Cap Growth	5,163	136,794	14.01
CST - International Focus	1,966	31,848	8.34
CST - Global Post-Venture Capital	1,747	35,470	9.72

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001:

	Units (000s)	Unit value (lowest to highest)	Net assets (000s)	Ratio of expenses to average net assets (b)	Ratio of gross investment income to average net assets (e)	Total Return (lowest to highest)
VIP - Money Market	80,364	$18.91 - $19.01	$ 1,527,149	0.8% - 1.0%	4.23%	3.14% - 3.35%
VIP - High Income	8,173	$19.78 - $19.89	162,381	0.8% - 1.0%	14.07%	(12.44%) - (12.62%)
VIP - Equity-Income	25,681	$46.41 - $46.66	1,197,414	0.8% - 1.0%	1.63%	(5.72%) - (5.91%)
VIP - Growth	26,518	$57.89 - $58.20	1,542,646	0.8% - 1.0%	0.08%	(18.31%) - (18.48%)
VIP - Overseas	8,541	$23.23 - $23.36	199,435	0.8% - 1.0%	5.44%	(21.80%) - (21.96%)
VIP II - Investment Grade Bond	29,934	$23.46 - $23.59	705,397	0.8% - 1.0%	3.11%	7.37% - 7.59%
VIP II - Asset Manager	23,886	$28.13 - $28.28	675,044	0.8% - 1.0%	4.11%	(4.86%) - (5.05%)
VIP II - Index 500	31,347	$29.48 - $29.64	928,547	0.8% - 1.0%	1.14%	(12.81%) - (12.99%)
VIP II - Asset Manager: Growth	12,742	$18.99 - $19.09	243,058	0.8% - 1.0%	2.88%	(8.14%) - (8.32%)
VIP II - Contrafund	49,247	$26.10 - $26.24	1,291,600	0.8% - 1.0%	0.79%	(12.95%) - (13.13%)
VIP III - Balanced	9,581	$13.37 - $13.44	128,576	0.8% - 1.0%	3.18%	(2.37%) - (2.57%)
VIP III - Growth & Income	23,727	$15.19 - $15.27	362,037	0.8% - 1.0%	1.32%	(9.48%) - (9.66%)
VIP III - Growth Opportunities	11,295	$11.22 - $11.28	127,364	0.8% - 1.0%	0.38%	(15.11%) - (15.28%)
VIP III - Mid Cap	44,539	$10.73 - $10.76	479,101	0.8% - 1.0%	-	(3.99%) - (4.18%)
VIP IV - Telecom & Utilities Growth	777	$8.68	6,751	0.8% - 1.0% (c)(d)	0.21%	(13.15%) - (13.22%) (a)
VIP IV - Technology	3,900	$9.46	36,901	0.8% - 1.0% (c)(d)	-	(5.36%) - (5.44%) (a)
VIP IV - Natural Resources	936	$9.37 - $9.38	8,779	0.8% - 1.0% (c)(d)	0.21%	(6.24%) - (6.32%) (a)
VIP IV - Health Care	5,214	$10.16 - $10.17	52,999	0.8% - 1.0% (c)(d)	-	1.56% - 1.65 (a)
VIP IV - Financial Services	2,444	$9.74	23,808	0.8% - 1.0% (c)(d)	0.40%	(2.56%) - (2.64%) (a)
VIP IV - Cyclical Industries	675	$10.11 - $10.12	6,830	0.8% - 1.0% (c)(d)	-	1.08% - 1.17% (a)
VIP IV - Consumer Industries	480	$9.78 - $9.79	4,701	0.8% - 1.0% (c)(d)	-	(2.15%) - (2.23%) (a)
UIF - Emerging Markets Equity	3,390	$8.17 - $8.21	27,827	0.8% - 1.0%	-	(7.24%) - (7.43%)
UIF - Emerging Markets Debt	945	$11.47 - $11.53	10,881	0.8% - 1.0%	10.04%	8.99% - 9.21%
UIF - Global Value Equity	2,144	$12.09 - $12.15	26,028	0.8% - 1.0%	1.26%	(7.79%) - (7.98%)
UIF - International Magnum	1,204	$9.15 - $9.20	11,067	0.8% - 1.0%	0.46%	(19.94%) - (20.10%)
PBHG - Growth II	9,187	$10.40 - $10.46	96,029	0.8% - 1.0%	-	(40.95%) - (41.07%)
PBHG - Small Cap Value	21,623	$18.66 - $18.76	405,302	0.8% - 1.0%	0.11%	5.00% - 5.21%
PBHG - Select Value	16,878	$17.82 - $17.91	302,029	0.8% - 1.0%	0.37%	0.70% - 0.90%
PBHG - Tech & Comm	32,181	$11.60 - $11.66	375,082	0.8% - 1.0%	-	(52.70%) - (52.80%)
PBHG - Select 20	17,024	$15.90 - $15.98	272,002	0.8% - 1.0%	-	(36.68%) - (36.81%)
SVIF - Mid Cap Growth Fund II	11,122	$14.22 - $14.30	158,957	0.8% - 1.0%	-	(31.33%) - (31.47%)
SVIF - Opportunity Fund II	8,229	$15.37 - $15.45	127,060	0.8% - 1.0%	0.42%	(4.48%) - (4.67%)
CST - Small Cap Growth	6,492	$11.09 - $11.15	72,334	0.8% - 1.0%	-	(16.69%) - (16.85%)
CST - International Focus	1,840	$8.87 - $8.91	16,395	0.8% - 1.0%	-	(22.90%) - (23.06%)
CST - Global Post-Venture Capital	1,699	$9.95 - $10.00	16,983	0.8% - 1.0%	-	(29.21%) - (29.35%)

(a) These portfolios commenced operations on July 30, 2001. Performance not annualized for periods less than a year.

(b) For the year ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

(c) These portfolios impose a 1.0% short-term redemption fee on interests held in the corresponding subaccount less than 60 days.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(e) Recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying investment companies in which the Account invests. Average net assets were calculated using the beginning and end of year net assets.

Annual Report

Report of Independent Accountants

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 11, 2002

Annual Report

Annual Report

(fidelity_investments_life_insurance_company_logo)(registered trademark)

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., Fidelity Investments Insurance
Agency of Texas, Inc. and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0202
1.540223.104